Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 14 - Income Taxes

Income tax expense (benefit) is composed of the following for each of the years ended December 31:

($ in thousands)	2011	2010	2009
Current federal	$ (618)	$ (1,092)	$ 1,861
Current state	-	(279)	42
Total current	(618)	(1,371)	1,903
Deferred federal	(957)	(1,528)	(1,417)
Deferred state	(320)	(231)	(331)
Total deferred	(1,277)	(1,759)	(1,748)
Income tax expense (benefit)	$ (1,895)	$ (3,130)	$ 155

A reconciliation between income tax expense (benefit) and the amounts computed by applying the U.S. federal tax rate of 34 percent to income (loss)
before income taxes is as follows:

($ in thousands)	2011	2010	2009
Tax provision at 34%	$ (1,383)	$ (2,421)	$ 369
State tax, net of federal tax benefit	(188)	(300)	46
Benefit of tax-exempt income, net	(177)	(197)	(141)
Other	(147)	(212)	(119)
Income tax expense (benefit)	$ (1,895)	$ (3,130)	$ 155

Deferred income tax assets and liabilities are comprised of the following at December 31:

($ in thousands)	2011	2010
Deferred tax assets:
Allowance for loan losses	$ 8,209	$ 7,676
Write-down of foreclosed assets	1,223	306
Tax-deductible goodwill	1,203	1,317
Tax credit carry forwards	887	-
Deferred compensation expense	531	469
Stock-based compensation expense	149	140
Unamortized loan fees	76	49
Other	241	129
Total deferred tax assets	12,519	10,086
Deferred tax liabilities:
Unrealized gains on securities	718	425
Depreciation	639	624
Deferred costs on loans and deposits	68	72
Other	20	25
Total deferred tax liabilities	1,445	1,146
Net deferred tax assets	$ 11,074	$ 8,940

The net deferred tax assets are included in the consolidated balance sheets in other assets.  A portion of the deferred tax asset balance relates to federal and state tax credits which will be available to reduce the Company's income tax liability in future years.  The federal and state tax credits at December 31, 2011 total $376,000 and $511,000, respectively, and have various expirations beginning in 2014 through the year 2031.  The Company files a consolidated Federal tax return and a consolidated Georgia return for the Georgia-based parent and subsidiaries.